As filed with the Securities and Exchange Commission on November 22, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811-07763
                                                     ---------


                         THE MASTERS' SELECT FUNDS TRUST
                         -------------------------------
               (Exact name of registrant as specified in charter)


               4 Orinda Way, Suite 230-D, Orinda, California 94563
               ---------------------------------------------------
              (Address of principal executive offices) (Zip code)


                               Kenneth E. Gregory
                            4 Orinda Way, Suite 230-D
                                Orinda, CA 94563
                         -------------------------------
                     (Name and address of agent for service)

                                   Copies to:

                               Julie Allecta, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                         San Francisco, California 94105


                                 (925) 254-8999
                         -------------------------------
               Registrant's telephone number, including area code


Date of fiscal year end: DECEMBER 31, 2004


Date of reporting period:  SEPTEMBER 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

THE MASTERS' SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED)

     SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 91.8%

CONSUMER DISCRETIONARY: 24.6%
    318,400     Amazon.Com, Inc.*                                  $ 13,009,824
     33,967     Comcast Corp. - Class A*                                959,228
    561,000     Comcast Corp. - Special Class A*                     15,663,120
    330,000     Conn's, Inc.*                                         4,613,400
    458,000     Disney (Walt) Co.                                    10,327,900
    500,000     Eastman Kodak Co.                                    16,110,000
    169,500     eBay, Inc.*                                          15,583,830
    265,000     Emmis Communications Corp. - Class A*                 4,785,900
    190,000     Fox Entertainment Group, Inc. - Class A*              5,270,600
  1,000,000     Gemstar - TV Guide International, Inc.*               5,650,000
    300,000     General Motors Corp.                                 12,744,000
     61,200     Harman International Industries, Inc.                 6,594,300
    600,000     Hilton Hotels Corp.                                  11,304,000
    350,000     Home Depot, Inc. (The)                               13,720,000
    800,000     IAC/InterActiveCorp*                                 17,616,000
    127,700     Jarden Corp.                                          4,659,773
    104,000     Kenneth Cole Productions, Inc. - Class A              2,926,560
    210,000     Nautilus Group, Inc.                                  4,743,900
    252,300     Pacific Sunwear of California, Inc.*                  5,310,915
    394,800     XM Satellite Radio Holdings, Inc. - Class A*         12,246,696
                                                                   ------------
                                                                    183,839,946
                                                                   ------------
CONSUMER STAPLES: 2.6%
    206,000     Altria Group, Inc.                                    9,690,240
    135,000     Costco Wholesale Corp.                                5,610,600
    148,800     Heineken Holding NV - Class A                         3,998,475
                                                                   ------------
                                                                     19,299,315
                                                                   ------------
ENERGY: 3.8%
    220,000     EOG Resources, Inc.                                  14,487,000
    157,500     GlobalSantaFe Corp.                                   4,827,375
    108,000     Houston Exploration Co. (The)*                        6,409,800
    200,000     KCS Energy, Inc.*                                     2,782,000
                                                                   ------------
                                                                     28,506,175
                                                                   ------------
FINANCE: 24.3%
    283,200     American Express Co.                                 14,573,472
    227,900     American International Group, Inc.                   15,494,921
    485,000     Aon Corp.                                            13,938,900
        154     Berkshire Hathaway, Inc. - Class A*                  13,344,100
    225,000     Capital One Financial Corp.                          16,627,500
    190,400     Citigroup, Inc.                                       8,400,448
    220,000     Conseco, Inc.*                                        3,885,200
     60,500     Fairfax Financial Holdings Ltd.                       7,553,425
    474,554     HSBC Holdings Plc                                     7,531,682
    620,600     JPMorgan Chase & Co.                                 24,656,438
     21,100     Julius Baer Holding AG - Class B                      5,794,147
    215,000     MGIC Investment Corp.                                14,308,250
    173,400     Progressive Corp.                                    14,695,650
    331,325     Schwab (Charles) Corp.                                3,044,877
    150,000     Transatlantic Holdings, Inc.                          8,152,500
    250,000     Washington Mutual, Inc.                               9,770,000
                                                                   ------------
                                                                    181,771,510
                                                                   ------------

THE MASTERS' SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED) - (CONTINUED)

    SHARES                                                             VALUE
--------------------------------------------------------------------------------

Healthcare, Pharmaceuticals & Biotechnology: 5.0%
     55,900     Advanced Neuromodulation Systems, Inc.*             $  1,696,565
     95,400     Amgen, Inc.*                                           5,407,272
    268,000     Genencor International, Inc.*                          4,301,400
    221,700     Genentech, Inc.*                                      11,621,514
    195,000     LCA-Vision, Inc.                                       5,029,050
    210,000     Priority Healthcare Corp. - Class B*                   4,231,500
    500,000     Tenet Healthcare Corp.*                                5,395,000
                                                                    ------------
                                                                      37,682,301
                                                                    ------------
INDUSTRIALS: 19.2%
    149,900     Arch Coal, Inc.                                        5,319,951
    135,000     Armor Holdings, Inc.*                                  5,617,350
    185,000     Dycom Industries, Inc.*                                5,252,150
    159,000     FedEx Corp.                                           13,624,710
    630,000     Modem Media, Inc.*                                     3,389,400
    140,000     Pentair, Inc.                                          4,887,400
     80,600     Pixar, Inc.*                                           6,359,340
    440,000     Republic Services, Inc.                               13,094,400
     74,500     Roper Industries, Inc.                                 4,280,770
    156,200     Sealed Air Corp.*                                      7,239,870
    200,000     Sirva, Inc.*                                           4,580,000
    205,000     Timken Co.                                             5,047,100
  1,130,000     Tyco International Ltd.                               34,645,800
    425,000     Vivendi Universal SA*                                 10,935,250
    514,000     Waste Management, Inc.                                14,052,760
    115,000     Yellow Roadway Corp.*                                  5,392,350
                                                                    ------------
                                                                     143,718,601
                                                                    ------------
TECHNOLOGY: 11.0%
    275,000     Business Objects SA*                                   6,410,250
    189,100     Dell, Inc.*                                            6,731,960
    110,500     Icon Plc*                                              3,636,555
    188,200     Maxim Integrated Products, Inc.                        7,958,978
    395,000     Mentor Graphics Corp.*                                 4,331,175
    533,400     Network Appliance, Inc.*                              12,268,200
    320,200     QUALCOMM, Inc.                                        12,500,608
     82,550     Symantec Corp.*                                        4,530,344
    249,000     Xilinx, Inc.                                           6,723,000
     50,000     Xyratex Ltd.*                                            582,500
    484,900     Yahoo!, Inc.*                                         16,442,959
                                                                    ------------
                                                                      82,116,529
                                                                    ------------
TELECOMMUNICATIONS: 1.3%
    300,000     Cincinnati Bell, Inc.*                                 1,047,000
  3,300,000     Level 3 Communications, Inc.*                          8,547,000
                                                                    ------------
                                                                       9,594,000
                                                                    ------------

TOTAL COMMON STOCKS
 (cost $571,116,134)                                                 686,528,377
                                                                    ------------

THE MASTERS' SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED) - (CONTINUED)

PRINCIPAL AMOUNT                                                                                 VALUE
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 8.9%

REPURCHASE AGREEMENTS:  8.9%
$62,952,000     State Street Bank & Trust Co., 0.670%, 09/30/04, due 10/01/04 [collateral:
                $39,925,000, US Treasury Notes, 11.250%, due 02/15/15, value                  $ 62,952,000
                $64,229,344] (proceeds $62,953,172)

  3,392,000     State Street Bank & Trust Co., 1.800%, 09/30/04, due 10/01/04 [collateral:
                $3,125,,000, FNMA, 6.125%, due 03/15/12, value $3,496,094] (proceeds
                $3,392,170)                                                                      3,392,000
                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS
 (cost $66,344,000)                                                                             66,344,000
                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(cost $637,460,134+):  100.7%                                                                  752,872,377
Liabilities in Excess of Other Assets: (0.7%)                                                   (5,263,693)
                                                                                              ------------
NET ASSETS: 100.0%                                                                            $747,608,684
                                                                                              ============



*  Non-income producing security.
+  At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                     Cost of investments for tax purposes                                     $637,460,134
                                                                                              ============
                     Gross tax unrealized appreciation                                        $149,586,269
                     Gross tax unrealized depreciation                                         (34,174,026)
                                                                                              ------------
                     Net tax unrealized appreciation                                          $115,412,243
                                                                                              ============

THE MASTERS' SELECT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED)

    SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 92,0%

AUSTRALIA: 5.6%
  2,501,800     Ansell Ltd.                                         $ 16,017,446
  1,155,100     Australia & New Zealand Banking Group Ltd.            15,911,770
    454,500     Australian Stock Exchange Ltd.                         5,365,496
  7,255,000     Baycorp Advantage Ltd.*                               16,866,729
                                                                    ------------
                                                                      54,161,441
                                                                    ------------
BELGIUM: 3.3%
    167,400     Interbrew SA                                           5,579,203
    194,400     UCB SA                                                10,348,656
    211,560     Umicore                                               15,433,899
                                                                    ------------
                                                                      31,361,758
                                                                    ------------
BRAZIL: 3.7%
    351,700     Empresa Brasileira de Aeronautica SA                   9,284,880
    561,200     Petroleo Brasileiro SA                                19,782,300
  1,105,000     Telesp Celular Participacoes SA*                       6,828,900
                                                                    ------------
                                                                      35,896,080
                                                                    ------------
CANADA: 10.7%
    778,700     EnCana Corp.                                          35,911,595
    510,800     Precision Drilling Corp.*                             29,371,000
    922,400     Shaw Communications, Inc. - Class B                   15,389,736
    897,000     Talisman Energy, Inc.                                 23,246,497
                                                                    ------------
                                                                     103,918,828
                                                                    ------------
FINLAND: 1.3%
  1,005,700     Metso OYJ                                             12,900,394
                                                                    ------------
FRANCE: 2.7%
    412,097     Bouygues SA                                           15,453,989
    403,400     Vivendi Universal SA*                                 10,334,021
                                                                    ------------
                                                                      25,788,010
                                                                    ------------
GERMANY: 3.0%
    107,400     Adidas-Salomon AG                                     14,983,441
    144,825     Muenchener Rueckversicherungs-Gesellschaft AG         13,948,116
                                                                    ------------
                                                                      28,931,557
                                                                    ------------
HONG KONG: 4.4%
 69,860,000     China Petroleum & Chemical Corp. - Class H            28,443,531
     23,987     Hutchison Telecommunications International Ltd.               --
  1,799,000     Hutchison Whampoa                                     14,072,530
                                                                    ------------
                                                                      42,516,061
                                                                    ------------
INDONESIA: 2.7%
 58,190,000     PT Telekomunikasi Indonesia*                          26,377,772
                                                                    ------------
ITALY: 2.8%
  1,378,100     Bulgari SpA                                           13,707,159
  2,801,150     RCS MediaGroup SpA                                    13,008,948
                                                                    ------------
                                                                      26,716,107
                                                                    ------------

THE MASTERS' SELECT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED) - (CONTINUED)

   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------

JAPAN: 8.2%
  2,717,000     Bank of Fukuoka Ltd. (The)                                      $12,969,209
      1,580     Mitsubishi Tokyo Financial Group, Inc.                           13,176,823
      1,913     Mizuho Financial Group, Inc.                                      7,187,096
    206,500     Secom Co. Ltd.                                                    7,177,231
     67,720     SFCG Co., Ltd.                                                   13,311,087
    137,000     Takefuji Corp.                                                    8,764,917
    446,700     Toyota Motor Corp.                                               17,106,711
                                                                                -----------
                                                                                 79,693,074
                                                                                -----------
MEXICO: 1.6%
  4,607,400     Wal-mart de Mexico SA de CV                                      15,643,956
                                                                                -----------

NETHERLANDS: 2.4%
    890,100     ASML Holding NV*                                                 11,455,587
    411,600     Euronext NV                                                      11,709,401
                                                                                -----------
                                                                                 23,164,988
                                                                                -----------
NORWAY: 1.5%
    892,050     Golar LNG Ltd.*                                                  14,047,614
                                                                                -----------

PANAMA: 1.6%
  1,003,700     Banco Latinoamericano de Exportacciones, SA - Class E            15,406,795
                                                                                -----------

PORTUGAL: 1.6%
  1,428,600     Portugal Telecom SGPS SA                                         15,735,063
                                                                                -----------

SOUTH KOREA: 3.2%
    611,160     NEPES Corp.*                                                      4,606,920
     18,200     Samsung Electronics Co. Ltd.                                      7,238,906
     63,000     Samsung Electronics Co. Ltd. 144A GDR                            12,474,000
     43,440     SK Telecom                                                        6,620,686
                                                                                -----------
                                                                                 30,940,512
                                                                                -----------
SPAIN: 3.7%
    486,900     Altadis SA                                                       16,566,263
    326,100     Antena 3 de Television SA*                                       19,404,472
                                                                                -----------
                                                                                 35,970,735
                                                                                -----------
SWEDEN: 2.8%
    233,820     Elekta AB - Class B*                                              5,679,448
  6,886,200     Telefonaktiebolaget LM Ericsson AB - Class B*                    21,356,953
                                                                                -----------
                                                                                 27,036,401
                                                                                -----------
SWITZERLAND: 3.3%
     33,500     Julius Baer Holding AG - Class B                                  9,199,238
     52,400     Nestle SA                                                        12,015,554
     17,315     Serono SA - Class B                                              10,703,440
                                                                                -----------
                                                                                 31,918,232
                                                                                -----------
UNITED KINGDOM: 21.9%
  7,649,200     Aegis Group Plc                                                  13,392,862
  1,283,700     British Sky Broadcasting Group Plc                               11,133,509
  1,941,408     Burberry Group Plc                                               13,087,283
  1,581,400     Cadbury Schweppes Plc                                            12,162,898
  1,671,821     Compass Group Plc                                                 6,671,213
  1,015,700     Diageo Plc                                                       12,682,970

THE MASTERS' SELECT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED) - (CONTINUED)

          SHARES/
      PRINCIPAL AMOUNT                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONT.)
                935,100   Enterprise Inns Plc                                                          $  9,645,824
              1,180,600   Geest Plc                                                                      11,270,201
                769,400   GlaxoSmithKline Plc                                                            16,583,277
              6,226,121   ITV Plc                                                                        12,140,631
              5,803,300   Kingfisher Plc                                                                 32,373,117
             31,754,000   Royal Doulton Plc*                                                              3,953,605
             11,025,100   Tesco Plc                                                                      56,913,409
                                                                                                       ------------
                                                                                                        212,010,799
                                                                                                       ------------

TOTAL COMMON STOCKS
 (cost $801,682,014)                                                                                    890,136,177
                                                                                                       ------------

PREFERRED STOCK: 1.4%

GERMANY: 1.4%
                170,586   Fresenius AG                                                                   13,948,688
                                                                                                       ------------

TOTAL PREFERRED STOCK
 (cost $12,997,731)                                                                                      13,948,688
                                                                                                       ------------

SHORT-TERM INVESTMENT: 6.0%

REPURCHASE AGREEMENT: 6.0%
            $58,384,000   State Street Bank & Trust Co., 0.67%, 09/30/04, due 10/01/04 [collateral:
                          $37,030,000, U.S. Treasury Notes, 11.25%, due 02/15/15, value $59,572,013]
                          (proceeds $58,385,087)                                                         58,384,000
                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENT
 (cost $58,384,000)                                                                                      58,384,000
                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
 (cost $873,063,745+):  99.4%                                                                           962,468,865
Other Assets less Liabilities: 0.6%                                                                       5,514,294
                                                                                                       ------------
NET ASSETS: 100.0%                                                                                     $967,983,159
                                                                                                       ============


*  Non-income producing security.
+  At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
   Cost of investments for tax purposes                                                                $873,063,745
                                                                                                       ============
   Gross unrealized appreciation                                                                       $126,742,545
   Gross unrealized depreciation                                                                        (37,337,425)
                                                                                                       ------------
   Net unrealized appreciation                                                                         $ 89,405,120
                                                                                                       ============

THE MASTERS' SELECT INTERNATIONAL FUND
SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004 (UNAUDITED)



    Consumer Discretionary                              29.4%
    Energy                                              14.1%
    Finance                                             13.1%
    Industrials                                         11.9%
    Telecommunications                                   8.0%
    Consumer Staples                                     7.3%
    Healthcare, Pharmaceuticals & Biotechnology          5.3%
    Technology                                           4.3%
    Cash Equivalents & Other                             6.6%
                                                       -----
    NET ASSETS                                         100.0%
                                                       =====

THE MASTERS' SELECT VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED)

           SHARES                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------

COMMON STOCKS: 84.4%

CONSUMER DISCRETIONARY: 28.2%
                 153,000   Comcast Corp. - Special Class A*                                           $ 4,271,760
                 170,000   Disney (Walt) Co.                                                            3,833,500
                 200,000   Eastman Kodak Co.                                                            6,444,000
                 220,000   Gap, Inc. (The)                                                              4,114,000
                 100,000   General Motors Corp.                                                         4,248,000
                 250,000   Hilton Hotels Corp.                                                          4,710,000
                 284,000   Home Depot, Inc. (The)                                                      11,132,800
                 325,000   IAC/InterActiveCorp*                                                         7,156,500
                  41,000   Knight Ridder, Inc.                                                          2,683,450
                 190,000   Limited Brands                                                               4,235,100
                 205,000   Mattel, Inc.                                                                 3,716,650
                 265,000   Time Warner, Inc.*                                                           4,277,100
                 191,000   Toys R US, Inc.*                                                             3,388,340
                   3,770   Washington Post Co. - Class B                                                3,468,400
                  98,000   YUM! Brands, Inc.                                                            3,984,680
                                                                                                      -----------
                                                                                                       71,664,280
                                                                                                      -----------
CONSUMER STAPLES: 3.8%
                 139,789   Imperial Tobacco Group Plc                                                   3,045,832
                 497,700   KT&G Corp. 144A GDR                                                          6,564,663
                                                                                                      -----------
                                                                                                        9,610,495
                                                                                                      -----------
ENERGY: 1.3%
                 121,001   NRG Energy, Inc.*                                                            3,259,767
                                                                                                      -----------

FINANCE: 24.5%
                 170,000   Aon Corp.                                                                    4,885,800
                   2,109   Berkshire Hathaway, Inc. - Class B*                                          6,054,939
                 100,000   Capital One Financial Corp.                                                  7,390,000
                  20,000   Fairfax Financial Holdings Ltd.                                              2,481,723
                  80,987   Hudson City Bancorp, Inc.                                                    2,894,475
                 150,000   JPMorgan Chase & Co.                                                         5,959,500
                  49,220   Leucadia National Corp. ^#*                                                  2,642,351
                 600,000   Providian Financial Corp.*                                                   9,324,000
                 322,958   Remgro Ltd.                                                                  4,094,642
                 300,000   UnumProvident Corp.                                                          4,707,000
                 229,000   Washington Mutual, Inc.                                                      8,949,320
                   5,400   White Mountains Insurance Group Ltd.                                         2,840,400
                                                                                                      -----------
                                                                                                       62,224,150
                                                                                                      -----------
HEALTHCARE, PHARMACEUTICALS & BIOTECHNOLOGY: 1.5%
                  90,000   Chiron Corp.*                                                                3,978,000
                                                                                                      -----------

INDUSTRIALS: 14.9%
                 157,902   Anglo American Plc                                                           3,786,255
                  58,000   Dun & Bradstreet Corp.*                                                      3,404,600
                  44,000   FedEx Corp.                                                                  3,770,360
                  40,000   Moody's Corp.                                                                2,930,000
                  75,194   Newmont Mining Corp.                                                         3,423,583

THE MASTERS' SELECT VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED) - (CONTINUED)

         SHARES/
     PRINCIPAL AMOUNT                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------

Industrials: (Cont.)
                 120,000   Republic Services, Inc.                                                    $  3,571,200
                 250,000   Tyco International Ltd.                                                       7,665,000
                 160,000   Vivendi Universal SA*                                                         4,116,800
                 187,000   Waste Management, Inc.                                                        5,112,580
                                                                                                      ------------
                                                                                                        37,780,378
                                                                                                      ------------
TECHNOLOGY: 1.8%
               3,650,000   Comdisco, Inc. Contingent Equity Distribution*++                                  5,475
                 105,000   First Data Corp.                                                              4,567,500
                                                                                                      ------------
                                                                                                         4,572,975
                                                                                                      ------------
TELECOMMUNICATIONS: 8.4%
                 234,200   AT&T Wireless Services, Inc.*                                                 3,461,476
               1,400,000   Level 3 Communications, Inc.*                                                 3,626,000
                  60,389   NTL, Inc.*                                                                    3,748,345
                 170,000   Sprint Corp.                                                                  3,422,100
                  84,000   Telephone & Data Systems, Inc.                                                7,070,280
                                                                                                      ------------
                                                                                                        21,328,201
                                                                                                      ------------
TOTAL COMMON STOCKS
 (cost $170,124,158)                                                                                   214,418,246
                                                                                                      ------------

PREFERRED STOCK: 0.0%

TELECOMMUNICATIONS: 0.0%
                      56   PTV, Inc.*                                                                          294
                                                                                                      ------------

TOTAL PREFERRED STOCK
      (cost $0)                                                                                                294
                                                                                                      ------------

BONDS AND NOTES: 1.3%
              $5,000,000   Armstrong Holdings Bank Debt, 1.000%, 06/24/05                                3,175,000
                                                                                                      ------------

TOTAL BONDS AND NOTES
 (cost $3,153,333)                                                                                       3,175,000
                                                                                                      ------------

SHORT-TERM INVESTMENT: 12.7%

REPURCHASE AGREEMENT: 12.7%
             $32,350,000   State Street Bank & Trust Co., 0.670%, 09/30/04, due 10/01/04
                           [collateral: $20,520,000, US Treasury Notes, 11.250%, due 02/15/15,
                           value $33,011,550] (proceeds $28,350,602)                                    32,350,000
                                                                                                      ------------

TOTAL SHORT-TERM INVESTMENT
 (cost $32,350,000)                                                                                     32,350,000
                                                                                                      ------------

THE MASTERS' SELECT VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED) - (CONTINUED)

                                                                                            VALUE
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(cost $205,627,491+):  98.4%                                                             $249,943,540
Other Assets less Liabilities: 1.6%                                                         4,011,879
                                                                                         ------------
NET ASSETS: 100.0%                                                                       $253,955,419
                                                                                         ============

*  Non-income producing security.
^  Board valued illiquid security.
#  Security is restricted. On September 30, 2004, this security had cost of
   $1,735,005 and was valued at $2,642,351 or 1.04% of net assets.
++ Illiquid security.
+  At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                         Cost of investments for tax purposes                            $205,627,491
                                                                                         ============
                         Gross tax unrealized appreciation                               $ 52,405,990
                         Gross tax unrealized depreciation                                 (8,089,941)
                                                                                         ------------
                         Net tax unrealized appreciation                                 $ 44,316,049
                                                                                         ============

THE MASTERS' SELECT SMALLER COMPANIES FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED)

         SHARES                                                                                      VALUE
-------------------------------------------------------------------------------------------------------------

COMMON STOCKS: 87.7%

CONSUMER DISCRETIONARY: 20.1%
              35,500    American Greetings Corp. - Class A                                        $   891,760
             175,700    Big Lots, Inc.*                                                             2,148,811
              94,600    Caesars Entertainment, Inc.*                                                1,579,820
              50,000    Carter's, Inc.*                                                             1,384,500
              84,900    Charming Shoppes, Inc.*                                                       604,488
              77,000    Emmis Communications Corp. - Class A*                                       1,390,620
              38,500    Foot Locker, Inc.                                                             912,450
              87,550    Hansen Natural Corp.*                                                       2,111,706
              29,200    Jarden Corp.*                                                               1,065,508
              25,000    Jo-Ann Stores, Inc.*                                                          701,000
              89,300    Journal Register Co.*                                                       1,687,770
              45,500    Men's Wearhouse, Inc. (The)*                                                1,321,775
              21,600    Michaels Stores, Inc.                                                       1,278,936
              19,600    Neiman Marcus Group, Inc. (The) - Class A                                   1,127,000
              52,700    O'Charleys, Inc.*                                                             859,010
              61,700    Pacific Sunwear of California, Inc.*                                        1,298,785
              52,500    Wolverine World Wide, Inc.                                                  1,323,000
                                                                                                  -----------
                                                                                                   21,686,939
                                                                                                  -----------
ENERGY: 11.0%
              50,000    Core Laboratories NV*                                                       1,229,500
              20,000    Houston Exploration Co. (The)*                                              1,187,000
             106,000    Key Energy Services, Inc.*                                                  1,171,300
              69,800    Patterson-UTI Energy, Inc.                                                  1,331,086
              63,419    Quicksilver Resources, Inc.*                                                2,071,899
              61,800    Rowan Companies, Inc.*                                                      1,631,520
              22,236    Southwestern Energy Co.*                                                      933,690
              27,011    Tetra Technologies, Inc.*                                                     838,692
              56,000    Varco International, Inc.*                                                  1,501,920
                                                                                                  -----------
                                                                                                   11,896,607
                                                                                                  -----------
FINANCE: 8.0%
              53,100    Greater Bay Bancorp                                                         1,526,625
              44,700    HCC Insurance Holdings, Inc.                                                1,347,705
              53,300    Horace Mann Educators Corp.                                                   937,014
             110,700    Janus Capital Group, Inc.                                                   1,506,627
               4,905    Markel Corp.*                                                               1,512,702
              10,700    Westcorp                                                                      454,964
              46,213    Wilshire Bancorp, Inc.*                                                     1,394,708
                                                                                                  -----------
                                                                                                    8,680,345
                                                                                                  -----------

HEALTHCARE, PHARMACEUTICALS & BIOTECHNOLOGY: 8.8%
              20,600    Apria Healthcare Group, Inc.*                                                 561,350
             305,000    Draxis Health, Inc.*                                                        1,464,000
             191,086    Lifecell Corp.*                                                             1,910,860
              22,190    Martek Biosciences Corp.*                                                   1,079,322
              50,000    Priority Healthcare Corp. - Class B*                                        1,007,500
              26,500    Respironics, Inc.*                                                          1,416,160
              72,700    Salix Pharmaceuticals Ltd.*                                                 1,564,504
              41,500    VaxGen, Inc.*                                                                 554,025
                                                                                                  -----------
                                                                                                    9,557,721
                                                                                                  -----------

THE MASTERS' SELECT SMALLER COMPANIES FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED) - (CONTINUED)

         SHARES/
     PRINIPAL AMOUNT                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------------
Industrials: 18.8%
              40,000    Arch Coal, Inc.                                                           $ 1,419,600
              36,000    Arkansas Best Corp.                                                         1,318,320
              38,000    Armor Holdings, Inc.*                                                       1,581,180
              66,039    Ceradyne, Inc.*                                                             2,899,772
              18,200    Cleveland-Cliffs, Inc.*                                                     1,471,834
              18,697    Corporate Executive Board Co.                                               1,145,004
             107,900    General Binding Corp.*                                                      1,514,916
              80,000    Mentor Graphics Corp.*                                                        877,200
              50,300    National-Oilwell, Inc.*                                                     1,652,858
              45,000    Rollins, Inc.                                                               1,093,050
              60,000    Sensient Technologies Corp.                                                 1,298,400
              29,362    Shuffle Master, Inc.*                                                       1,099,900
              46,600    Trinity Industries, Inc.                                                    1,452,522
              49,800    Valassis Communications, Inc.*                                              1,473,084
                                                                                                  -----------
                                                                                                   20,297,640
                                                                                                  -----------
TECHNOLOGY: 21.0%
              57,425    Aladdin Knowledge Systems*                                                  1,286,377
             134,700    Andrew Corp.*                                                               1,648,728
             105,000    Artesyn Technologies, Inc.*                                                 1,047,900
             185,000    Autobytel, Inc.*                                                            1,659,450
              73,000    Avnet, Inc.*                                                                1,249,760
              30,000    Cerner Corp.*                                                               1,297,800
              27,941    Gen-Probe, Inc.*                                                            1,114,008
              46,800    IMS Health, Inc.                                                            1,119,456
             140,000    Input/Output, Inc.*                                                         1,443,400
              35,400    Littelfuse, Inc.*                                                           1,222,362
             184,300    Maxtor Corp.*                                                                 958,360
              87,000    Photronics, Inc.*                                                           1,445,940
              88,146    RSA Security, Inc.*                                                         1,701,218
              52,800    Stratasys, Inc.*                                                            1,666,104
             156,400    TIBCO Software, Inc.*                                                       1,330,964
              24,358    Websense, Inc.*                                                             1,014,998
              95,000    Witness Systems, Inc.*                                                      1,526,650
                                                                                                  -----------
                                                                                                   22,733,475
                                                                                                  -----------

TOTAL COMMON STOCKS
 (cost $82,436,827)                                                                                94,852,727
                                                                                                  -----------

SHORT-TERM INVESTMENT: 11.4%

REPURCHASE AGREEMENT: 11.4%
         $12,311,000    State Street Bank & Trust Co., 0.67%, 09/30/04, due 10/01/04 [collateral:
                        $7,820,000, US Treasury Notes, 11.25%, due 02/15/15, value
                        $12,580,425] (proceeds $12,311,229)                                        12,311,000
                                                                                                  -----------

TOTAL SHORT-TERM INVESTMENT
 (cost $12,311,000)                                                                                12,311,000
                                                                                                  -----------

THE MASTERS' SELECT SMALLER COMPANIES FUND
SCHEDULE OF INVESTMENTS IN SECURITIES AT SEPTEMBER 30, 2004 (UNAUDITED) - (CONTINUED)

                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN SECURITIES
(cost $94,747,827+):  99.1%                                                                       $107,163,727
Other Assets less Liabilities: 0.9%                                                                    957,051
                                                                                                  ------------
NET ASSETS: 100.0%                                                                                $108,120,778
                                                                                                  ============


*  Non-income producing security.
+  At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
   Cost of investments for tax purposes                                                           $ 94,747,827
                                                                                                  ============
   Gross unrealized appreciation                                                                  $ 13,781,450
   Gross unrealized depreciation                                                                    (1,365,550)
                                                                                                  ------------
   Net unrealized appreciation                                                                    $ 12,415,900
                                                                                                  ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      (Registrant) The Masters' Select Funds Trust
                   -----------------------------------------------

      By (Signature and Title)   /s/ Kenneth E. Gregory
                                ----------------------------------
                                 Kenneth E. Gregory, President

      Date November 18, 2004
           -------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title)   /s/ Kenneth E. Gregory
                                ----------------------------------
                                 Kenneth E. Gregory, President

      Date November 18, 2004
           -------------------------------------------------------

      By (Signature and Title)   /s/ John Coughlan
                                ----------------------------------
                                 John Coughlan, Treasurer

      Date November 18, 2004
           -------------------------------------------------------